CONDENSED CONSOLIDATED AND COMBINED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Jun. 30, 2013
Statement Of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 34	[1]
Accumulated depreciation	$ 974	[1]
Common stock, par value (in dollars per share)	$ 0.01	[1]
Common stock, shares authorized	5,000,000,000	[1]
Common stock, shares issued	500,000,000	[1]
Common stock, shares outstanding	500,000,000	[1]

[1]	The condensed consolidated balance sheet as of June 30, 2013 has been prepared under a different basis of presentation than the condensed combined balance sheet as of December 31, 2012, which significantly impacts comparability. See Note 3. Basis of Presentation.